FIXED ASSETS	12 Months Ended
Dec. 31, 2025
FIXED ASSETS
FIXED ASSETS

NOTE 8 - FIXED ASSETS:

The composition of assets and accumulated depreciation are grouped by major classifications:

	Cost		Accumulated depreciation		Depreciated balance
	December 31		December 31		December 31
	2025	2024	2025	2024	2025	2024
	U.S. dollars in thousands
Office furniture and equipment (including computers)	1,073	1,068	1,046	988	27	80
Leasehold improvements	379	379	358	324	21	55
	1,452	1,447	1,404	1,312	48	135